CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ (1)	$ (7)
Stock-based compensation expense	66	55
Loss (gain) on warrant investments at FVPL	4	(4)
Tanzania education program	22	0
Change in estimate of rehabilitation costs at closed mines	16	(136)
Inventory impairment charges (note 17)	40	66
Supplies obsolescence	0	48
Change in other assets and liabilities	12	(28)
Settlement of stock-based compensation	(57)	(66)
Settlement of rehabilitation obligations	(167)	(145)
Other operating activities	(65)	(217)
Cash flow arising from changes in:
Accounts receivable	(155)	89
Inventory	(97)	(219)
Other current assets	(146)	(261)
Accounts payable	(37)	93
Other current liabilities	(17)	(24)
Change in working capital	(452)	(322)
Financing Cash Flows - Other Items
Pueblo Viejo JV partner shareholder loan	65	177
Gain on debt extinguishment	0	14
Other financing activities	$ 65	$ 191